Note 23 - Non-current allowances and provisions - Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Values at the beginning of the year		$ 12,279	$ 17,017
Translation differences		(739)	(980)
Increase due to business combinations	[1]		514
Reclassifications		(4,014)	(557)
Used		(9,306)	(15,194)
Values at the end of the year		9,322	12,279
Provision for non-current liabilities [member]
Disclosure of other provisions [line items]
Values at the beginning of the year		73,218	54,599
Translation differences		(2,476)	(5,739)
Increase due to business combinations	[2]		26,542
Additional provisions		13,896	478
Reclassifications		4,014	557
Used		5,096	3,219
Values at the end of the year		$ 83,556	$ 73,218

[1]	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.
[2]	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.